Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Trade accounts receivable	$ 2,483	$ 3,645
Allowance for credit losses	(50)	(50)
Accounts receivable from shareholders	3,218
Accounts receivable from board members	101
Accounts receivable from other related parties	911	223
Other accounts receivable		7
Total accounts receivable, net of allowance for credit losses	$ 6,663	$ 3,825